Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Feb. 29, 2024	Mar. 13, 2024	Aug. 22, 2023
Aurora Acquisition Corp | Public Warrants and Private Placement Warrants | Class A
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)			$ 11.50
Subsequent event | Aurora Acquisition Corp | Public Warrants and Private Placement Warrants | Class A
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50
Post-Closing Convertible Notes | Convertible Debt | Subsequent event
Subsequent Event [Line Items]
Interest expense on debt	$ 2.5